Organization and Description of Business	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1.	Organization and Description of Business
Description of Business
23andMe Holding Co. and its subsidiary (the “Company”) is dedicated to helping people access, understand, and benefit from the human genome. The Company pioneered direct-to-consumer genetic testing through its Personal Genome Service products and services (PGS). Consumers receive reports that provide them with information on their genetic health risks, their ancestry, and their traits, based on genetic testing of a saliva sample they send to the Company in an easy-to-use “spit kit” the Company provides. Consumers have the option to participate in the Company’s research programs. The Company analyzes consenting consumers’ genotypic and phenotypic data to discover new insights into genetics. The Company uses these insights to generate new PGS reports, and, through its therapeutics business and collaborations with pharmaceutical companies and universities, to discover and advance new therapies for unmet medical needs. The Company was incorporated in Delaware in 2006 and is headquartered in Sunnyvale, California.
On June 16, 2021, the Company consummated the transactions contemplated by the Agreement and Plan of Merger, dated February 4, 2021, as amended on February 13, 2021 and March 25, 2021 (the “Merger Agreement”), among VG Acquisition Corp (“VGAC”), Chrome Merger Sub and 23andMe, Inc. Pursuant to the Merger Agreement, VGAC changed its jurisdiction of incorporation to Delaware and changed its name to 23andMe Holding Co. (“New 23andMe”), with 23andMe, Inc. surviving the merger as a wholly-owned subsidiary of 23andMe Holding Co. (the “Merger”). Refer to “
Merger Agreement”
section in Note 15 “
Subsequent Events
” for further details.